Intangible Assests	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
5. Intangible Assets
Intangible assets as of December 31, 2019 and June 30, 2020 are summarized as follows:

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	148,844	21,068
Less: accumulated amortization	—	—	—

Net book value	148,844	148,844	21,068

IPR&D represents the fair value assigned to research and development assets that the Group acquired from business combination of
I-Mab
Tianjin and its subsidiaries including Chengdu Tasgen
Bio-Tech
Co., Ltd. and Shanghai Tianyunjian
Bio-Tech
Co., Ltd. (together the “Tasgen Group”) in 2017 and had not reached technological feasibility at the date of acquisition. Upon commercialization, the Group will determine the estimated useful life and amortize these amounts based upon an economic consumption method. As of December 31, 2019, and June 30, 2020, there was no impairment of the value of the Group’s intangible assets.

7. Intangible Assets
Intangible assets as of December 31, 2018 and 2019 are summarized as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	148,844	21,068
Less: accumulated amortization	—	—	—

Net book value	148,844	148,844	21,068

IPR&D represents the fair value assigned to research and development assets that the Group acquired from business combination of
I-Mab
Tianjin and its subsidiaries including Chengdu Tasgen Bio-Tech Co., Ltd. and Shanghai Tianyunjian Bio-Tech Co., Ltd. (together the “Tasgen Group”) in 2017 and had not reached technological feasibility at the date of acquisition. Upon commercialization, the Group will determine the estimated useful life and amortize these amounts based upon an economic consumption method. As of December 31, 2018 and 2019, there was no impairment of the value of the Group’s intangible assets.